Provisions - Rollforward of provisions (Details) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 1,958	[1]
Other provisions, ending balance	1,722	[1]
Provisions (excluding contractual commitments)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,446
Additions	325
Amounts utilised	(387)
Unused amounts reversed	(147)
Exchange and other movements	31
Other provisions, ending balance	1,268
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	445
Additions	152
Amounts utilised	(147)
Unused amounts reversed	(45)
Exchange and other movements	23
Other provisions, ending balance	428
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	409
Additions	78
Amounts utilised	(171)
Unused amounts reversed	(19)
Exchange and other movements	(6)
Other provisions, ending balance	291
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	195
Additions	9
Amounts utilised	(35)
Unused amounts reversed	(34)
Exchange and other movements	8
Other provisions, ending balance	143
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	397
Additions	86
Amounts utilised	(34)
Unused amounts reversed	(49)
Exchange and other movements	6
Other provisions, ending balance	406
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	512
Net change in expected credit loss provision and other movements	58
Other provisions, ending balance	$ 454

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.